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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08934

ING Strategic Allocation Portfolios, Inc.
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Strategic Allocation Conservative Portfolio
ING VP Strategic Allocation Growth Portfolio
ING VP Strategic Allocation Moderate Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of March 31, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 94.6%
941,583		ING Real Estate Fund - Class I		$5,894,307
1,318,934		ING Tactical Asset Allocation Fund - Class I		7,425,600
1,890,131		ING VP Index Plus International Equity Portfolio - Class I		8,222,071
646,447		ING VP Index Plus LargeCap Portfolio - Class I		5,921,454
251,069		ING VP Index Plus MidCap Portfolio - Class I		2,247,065
276,425		ING VP Index Plus SmallCap Portfolio - Class I		2,178,230
3,699,011		ING VP Intermediate Bond Portfolio - Class I		40,134,274
		Total Affiliated Investment Companies
		(Cost $105,172,614)		72,023,001
SHORT-TERM INVESTMENTS: 5.4%
		Affiliated Mutual Fund: 5.4%
4,105,400		ING Institutional Prime Money Market Fund - Class I		4,105,400
		Total Short-Term Investments
		(Cost $4,105,400)		4,105,400
		Total Investments in Affiliated Investment Companies
		(Cost $109,278,014)*	100.0%	$76,128,401
		Other Assets and Liabilities - Net	(0.0)	(9,651)
		Net Assets	100.0%	$76,118,750
	*	Cost for federal income tax purposes is $114,521,783.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(38,393,382)
		Net Unrealized Depreciation		$(38,393,382)

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$76,128,401	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$76,128,401	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 97.7%
953,752		ING Real Estate Fund - Class I		$5,970,486
3,329,037		ING Tactical Asset Allocation Fund - Class I		18,742,481
7,236,764		ING VP Index Plus International Equity Portfolio - Class I		31,479,924
2,858,924		ING VP Index Plus LargeCap Portfolio - Class I		26,187,740
1,269,012		ING VP Index Plus MidCap Portfolio - Class I		11,357,657
1,397,459		ING VP Index Plus SmallCap Portfolio - Class I		11,011,980
1,619,756		ING VP Intermediate Bond Portfolio - Class I		17,574,357
		Total Affiliated Investment Companies
		(Cost $218,297,663)		122,324,625
SHORT-TERM INVESTMENTS: 2.2%
		Affiliated Mutual Fund: 2.2%
2,765,279		ING Institutional Prime Money Market Fund - Class I		2,765,279
		Total Short-Term Investments
		(Cost $2,765,279)		2,765,279
		Total Investments in Affiliated Investment Companies
		(Cost $221,062,942)*	99.9%	$125,089,904
		Other Assets and Liabilities - Net	0.1	162,484
		Net Assets	100.0%	$125,252,388
	*	Cost for federal income tax purposes is $230,070,806.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(104,980,902)
		Net Unrealized Depreciation		$(104,980,902)

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$125,089,904	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$125,089,904	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of March 31, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 96.5%
1,312,300		ING Real Estate Fund - Class I		$8,214,996
3,451,399		ING Tactical Asset Allocation Fund - Class I		19,431,376
5,400,227		ING VP Index Plus International Equity Portfolio - Class I		23,490,987
1,692,864		ING VP Index Plus LargeCap Portfolio - Class I		15,506,634
876,584		ING VP Index Plus MidCap Portfolio - Class I		7,845,429
964,767		ING VP Index Plus SmallCap Portfolio - Class I		7,602,362
4,141,361		ING VP Intermediate Bond Portfolio - Class I		44,933,772
		Total Affiliated Investment Companies
		(Cost $204,764,811)		127,025,556
SHORT-TERM INVESTMENTS: 3.3%
		Affiliated Mutual Fund: 3.3%
4,310,146		ING Institutional Prime Money Market Fund - Class I		4,310,146
		Total Short-Term Investments
		(Cost $4,310,146)		4,310,146
		Total Investments in Affiliated Investment Companies
		(Cost $209,074,957)*	99.8%	$131,335,702
		Other Assets and Liabilities - Net	0.2	272,302
		Net Assets	100.0%	$131,608,004
	*	Cost for federal income tax purposes is $219,503,157.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(88,167,455)
		Net Unrealized Depreciation		$(88,167,455)

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$131,335,702	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$131,335,702	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Strategic Allocation Portfolios, Inc.
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 29, 2009
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 29, 2009